Expense Example	Aug. 28, 2026 USD ($)
EIC Value Fund | EIC Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 767
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	1,945
EIC Value Fund | EIC Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	617
Expense Example, with Redemption, 5 Years	1,061
Expense Example, with Redemption, 10 Years	2,295
EIC Value Fund | EIC Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,189
Pacific Capital Tax-Free Securities Fund | Pacific Capital Tax-Free Securities Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	170
Expense Example, with Redemption, 10 Years	409
Pacific Capital U.S. Government Money Market Fund | Pacific Capital U.S. Government Money Market Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	640
Pacific Capital U.S. Government Money Market Fund | Pacific Capital U.S. Government Money Market Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Polen Growth Fund | Polen Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,498
Polen Growth Fund | Polen Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,209
Polen Global Growth Fund | Polen Global Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	701
Expense Example, with Redemption, 10 Years	1,542
Polen Global Growth Fund | Polen Global Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,257
Polen International Growth Fund | Polen International Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,665
Polen International Growth Fund | Polen International Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,361
Polen 5Perspectives Small Growth Fund | Polen 5Perspectives Small Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	679
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,797
Polen 5Perspectives Small Growth Fund | Polen 5Perspectives Small Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,879
Polen 5Perspectives Small Growth Fund | Polen 5Perspectives Small Growth Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	814
Expense Example, with Redemption, 10 Years	1,849
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,344
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,039
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	257
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,000
Polen High Income ETF | Polen High Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	341
Expense Example, with Redemption, 10 Years	777
Polen Floating Rate Income ETF | Polen Floating Rate Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Polen Focus Growth ETF | Polen Focus Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	364
Expense Example, with Redemption, 10 Years	840
Private Capital Management Value Fund | Private Capital Management Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	724
Expense Example, with Redemption, 5 Years	1,251
Expense Example, with Redemption, 10 Years	2,694
Private Capital Management Value Fund | Private Capital Management Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,632
Private Capital Management Value Fund | Private Capital Management Value Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	$ 2,177